Organization and Business Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Merger Agreement Based On Common Stock Outstanding

The number of shares of common stock Marina issued to IThena stockholders is calculated pursuant to the terms of the Merger Agreement based on Marina common stock outstanding as of November 15, 2016, as follows:

Shares of Marina common stock outstanding as of November 15, 2016	31,378,551
Divided by the percentage of Marina ownership of combined company	35%
Adjusted total shares of common stock of combined company	89,771,379
Multiplied by the assumed percentage of IThena ownership of combined company	65%
Shares of Marina common stock issued to IThena upon closing of transaction	58,392,828

The number of shares of common stock Marina issued to IThena stockholders is calculated pursuant to the terms of the Merger Agreement based on Marina common stock outstanding as of November 15, 2016, as follows:

Shares of Marina common stock outstanding as of November 15, 2016	31,378,551
Divided by the percentage of Marina ownership of combined company	35%
Adjusted total shares of common stock of combined company	89,771,379
Multiplied by the assumed percentage of IThena ownership of combined company	65%
Shares of Marina common stock issued to IThena upon closing of transaction	58,392,828

Schedule Estimate of the Fair Value of Assets Acquired and Liabilities

The purchase price as of March 31, 2017 has been allocated based on a preliminary estimate of the fair value of assets acquired and liabilities assumed:

Assets and Liabilities Acquired:
Cash	$5,867
Net current liabilities assumed (excluding cash)	(1,871,725)
Identifiable intangible assets	2,361,066
Debt	(326,037)
Net assets acquired	169,170
Goodwill	3,502,829
Purchase price	$3,672,000

The purchase price as of December 31, 2016 has been allocated based on a preliminary estimate of the fair value of assets acquired and liabilities assumed:

Assets and Liabilities Acquired:
Cash	$5,867
Net current liabilities assumed (excluding cash)	(1,926,972)
Identifiable intangible assets	2,361,066
Debt	(326,037)

Net assets acquired	113,924
Goodwill	3,558,076
Purchase price	$3,672,000